February 11, 2010

DREYFUS SHORT-INTERMEDIATE
GOVERNMENT FUND

Supplement to Prospectus
dated April 1, 2009

     The following information supersedes and replaces any contrary information contained in the third paragraph of the section of the fund’s prospectus entitled “Management-Investment Adviser.”

     The fund’s primary portfolio manager is Theodore W. Bair, Jr. He has been a fund portfolio manager since February 2010. Mr. Bair is an employee of Dreyfus and is a Vice President and Senior Portfolio Manager of Short Duration Strategies for BNY Mellon Cash Investment Strategies. He is responsible for portfolio management of duration and enhanced duration portfolios. Mr. Bair has over 14 years experience in various capacities and positions with BNY Mellon affiliates.

0542S0210

February 11, 2010

DREYFUS SHORT-INTERMEDIATE GOVERNMENT FUND

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
DATED APRIL 1, 2009

     The following information supersedes and replaces any contrary information contained in the section of the Statement of Additional Information entitled “Management Arrangements –Portfolio Managers.”

     The Fund’s primary portfolio manager is Theodore W. Bair, Jr. Mr. Bair is employed by Dreyfus. Dawn Guffey is an additional portfolio manager and is also employed by Dreyfus.

     The following information supersedes and replaces any contrary information contained in the section of the Statement of Additional Information entitled “Management Arrangements – Additional Information About Portfolio Managers.”

     The following table lists the number and types of other accounts advised by the primary portfolio manager, and assets under management in those accounts as of February 1, 2010 :

	Registered
	Investment
Portfolio	Company	Assets	Pooled	Assets	Other	Assets
Manager	Accounts	Managed	Accounts	Managed	Accounts	Managed

Theodore W.	1	$214,712,470	0	0	15	$1,888,223,339
Bair, Jr.

     None of the funds or accounts are subject to a performance-based advisory fee.

     The dollar range of Fund shares beneficially owned by the primary portfolio manager is as follows as of February 1, 2010:

Dollar Range of Fund
Portfolio Manager	Portfolio Name	Shares Beneficially Owned

Theodore W. Bair, Jr.	Dreyfus Short-Intermediate	None
Government Fund